Significant Contingent Liabilities and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2023
Significant Contingent Liabilities and Unrecognized Contract Commitments [Abstract]
Significant contingent liabilities and unrecognized contract commitments
40.	Significant contingent liabilities and unrecognized contract commitments

a)	The significant contingent liabilities incurred after the reporting period are provided in Note 41.

b)	The significant unrecognized contract commitments are listed below:

i)	As of December 31, 2023 and 2022, the guaranteed notes secured for service project or warranty of NSGUARD amounted to $58,702 and $58,613, respectively.

ii)	As of December 31, 2023, the banker’s letter of guarantee issued by the bank at the request of the Company amounted to $36,366,370.

iii)	As of December 31, 2023 and 2022, the banker’s letter of guarantee issued by the bank at the request of Gorilla Taiwan amounted to $2,236,725 and $1,739,982, respectively.

iv)	As of December 31, 2023 and 2022, the banker’s letter of guarantee issued by the bank at the request of NSGUARD amounted to $1,069,169 and $1,204,877, respectively.

v)	As of December 31, 2022, there a promissory note of $1,000,000 outstanding under the shareholder loan agreement with Berwick Resources Limited. The note and accrued interest has since been repaid.

vi)	As of December 31, 2023, there was a promissory note of $3,000,000 outstanding under the shareholder loan agreement with Asteria Corporation. The note and accrued interest have since been repaid in April 2024.